ACCOUNTS RECEIVABLE (Details) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY	Sep. 30, 2013 CNY	Sep. 30, 2012 CNY
Balance at beginning of year		12,110	6,752	2,714
Additions	2	15	5,358	4,038
Reversal of recovered debts		(627)	0	0
Derecognition upon disposal of a subsidiary		(5,617)	0	0
Balance at end of year		5,881	12,110	6,752